Stock-based Compensation - 2009 Stock Option Plan (Details) - 2009 Stock Option Plan [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercise price	100.00%	100.00%
Vesting period of options	3 years	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercise price	110.00%	110.00%
Vesting period of options	4 years	4 years